INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)					1 Months Ended	6 Months Ended
	Jan. 13, 2021 USD ($) item $ / shares shares	Jan. 13, 2021 CNY (¥) shares	Dec. 10, 2019	Aug. 21, 2018 shares	Aug. 21, 2018 CNY (¥)	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Cost Method Investment Ownership Percentage				43.00%	43.00%	43.00%			43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares				487,057
Payments to Acquire Equity Method Investments | ¥							¥ 8,000,000
Loss (income) from investment in unconsolidated entity						$ 38,468	¥ 251,296	¥ (141,288)
Investment Payable						$ 979,695			¥ 6,400,000	¥ 6,400,000
Reverse stock split			0.2			0.2	0.2
Future Gas Station (Beijing) Technology, Ltd
Payments to Acquire Businesses and Interest in Affiliates						$ 5,407,961	¥ 35,328,290
Payments to Acquire Additional Interest in Subsidiaries | ¥					¥ 10,000,000
Equity Method Investment, Additional Information					As consideration for increasing its affiliates' interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted ordinary shares of the Company (the "Restricted Shares") to the other shareholders of FGS within 30 days after FGS finalizes recording the Company's corresponding interest at the local governmental agency.
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares				487,057
Number of gas stations extending business | item						200	200
Minimum
Ownership interest (as a percent)				8.00%	8.00%	20.00%			20.00%
Maximum
Ownership interest (as a percent)				43.00%	43.00%	50.00%			50.00%
Subsequent event | Future Gas Station (Beijing) Technology, Ltd
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item	2
Percentage of equity interest to be acquired in exchange for waiver of performance goals	8.00%
Stock price | $ / shares	$ 1.61
Fair market value of waived performance goals | $	$ 261,388
Ownership interest (as a percent)	51.00%
Net book value	$ 71,518	¥ 467,199
Total consideration	$ 4,700,000	30,400,000
Cash consideration | ¥		¥ 14,400,000
Subsequent event | Restricted shares | Future Gas Station (Beijing) Technology, Ltd
Consideration in shares | shares	487,060	487,060